Net revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 57,999,866	R$ 49,260,594	R$ 47,663,988
Sales revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	68,663,320	58,184,041	55,328,525
Sales revenue | Domestic market
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	42,144,075	34,947,727	32,267,642
Sales revenue | Domestic market | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	42,189,365	34,983,265	32,293,042
Sales revenue | Domestic market | Rebates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(45,290)	(35,538)	(25,400)
Sales revenue | Foreign market
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	26,519,245	23,236,314	23,060,883
Sales revenue | Foreign market | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	26,577,433	23,297,304	23,084,703
Sales revenue | Foreign market | Rebates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(58,188)	(60,990)	(23,820)
Sales and services deductions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(10,663,454)	(8,923,447)	(7,664,537)
Sales and services deductions | Domestic market | Taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(10,219,138)	(8,663,707)	(7,316,325)
Sales and services deductions | Domestic market | Sales returns
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(148,918)	(125,153)	(168,625)
Sales and services deductions | Foreign market | Taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	(36,562)	(33,798)	(102,831)
Sales and services deductions | Foreign market | Sales returns
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ (258,836)	R$ (100,789)	R$ (76,756)